BORROWING, FINANCING AND DEBENTURES - Schedule Of detailed information about Notes - Avon (Details) R$ in Thousands, $ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)
Unsecured Debt [Member]
Disclosure of detailed information about borrowings [line items]
Main	R$ 1,205,862	$ 216,085
Annual percentage interest rate	8.45%	8.45%
Notes 6 Point 5 Percent Due March 15 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Main	R$ 2,577,538	$ 461,883
Annual percentage interest rate	6.50%	6.50%